Morgan Stanley Municipal Income Opportunities Trust III
LETTER TO THE SHAREHOLDERS - MARCH 31, 2002

Dear Shareholder:

The 12-months ended March 31, 2002 was a difficult one for the economy and financial markets. Economic growth began to slow in a trend that would continue throughout most of the year. The industrial sector was especially hard hit, with industrial production falling 5.8 percent for the year. The terrorist attacks on September 11 added to the decline in business and consumer activity. Almost immediately after the attacks, many companies - led by the airlines - announced major layoffs. The largest job loss in 20 years was reported in October, and the unemployment rate jumped to 5.8 percent by December. The National Bureau of Economic Research announced that a recession had begun in March 2001, concluding the longest economic expansion in U.S. history.

Both U.S. monetary and fiscal policy aimed to stimulate economic growth during the year. The Federal Reserve Board's aggressive monetary policy adjustment cut the benchmark federal funds rate by 475 basis points in 2001 to its current level of 1.75 percent. Congress provided fiscal stimulus by passing reductions in personal tax rates as well as a number of spending initiatives after the September attacks.

Within the fixed-income markets, yields on short maturities declined the most and the yield curve steepened. Events of the past year had the greatest impact on U.S. Treasuries. At the end of October, the Treasury Department stunned the securities markets by announcing the cessation of the 30-year bond auction. The bond market promptly responded with an unprecedented rally that lowered long-term interest rates to levels last seen in the 1960s. However, the bond market reversed course in November and December as interest rates moved higher on a perception that the economy would begin to recover sooner than previously anticipated. Demand for fixed-income investments revived in early 2002 as a result of equity market volatility. Stronger economic indicators in March precipitated another round of bond market weakness.

Municipal Market Conditions

Over the past 12 months, changes in tax-free interest rates were less volatile than in Treasuries. The yield on the 30-year insured municipal bond index, which stood at 5.26 percent in March 2001, declined to a low of 5.04 percent in October. Expectations of economic recovery caused bond prices to decline, and the index yield rose to 5.36 percent at the end of 2001. Municipals rallied in the first two months of 2002 but the index yield rose to 5.43 percent by the end of March. Over the same period, the yield spread between AAA-rated general obligation bonds and

Morgan Stanley Municipal Income Opportunities Trust III
LETTER TO THE SHAREHOLDERS - MARCH 31, 2002 continued

BBB-rated bonds remained relatively stable, providing between 80 and 100 basis points of additional yield.

The ratio of municipal yields as a percentage of U.S. Treasury yields is routinely used as a guide to track the relationship between the two markets. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year insured municipal bond yields to U.S. Treasuries fell from 97 percent in March 2001 to 94 percent at the end of August. However, following September 11 and the Treasury's cancellation of the 30-year auction, the ratio jumped to 104 percent in October. By the end of March 2002, the ratio had reverted to 94 percent. In the 10-year maturity range, the ratio soared from 83 percent in August to 95 percent in October but fell to 86 percent by March.

                                    [GRAPH]

                        30-YEAR BOND YIELDS 1997-2002

U.S. Treasury Yields                            Insured Municipal Yields
          6.63                                  5.6
          6.79                                  5.7
          6.80                                  5.65
          7.10                                  5.9
          6.94                                  5.75
          6.91                                  5.65
          6.78                                  5.6
          6.29                                  5.25
          6.61                                  5.48
          6.40                                  5.4
          6.15                                  5.35
          6.05                                  5.3
          5.92                                  5.15
          5.80                                  5.15
          5.92                                  5.2
          5.93                                  5.25
          5.95                                  5.35
          5.80                                  5.2
          5.65                                  5.2
          5.71                                  5.18
          5.27                                  5.03
          5.00                                  4.95
          5.16                                  5.05
          5.06                                  5
          5.10                                  5.05
          5.09                                  5
          5.58                                  5.1
          5.63                                  5.15
          5.66                                  5.2
          5.83                                  5.3
          5.96                                  5.47
          6.10                                  5.55
          6.06                                  5.75
          6.05                                  5.85
          6.16                                  6.03
          6.29                                  6
          6.48                                  5.97
          6.49                                  6.18
          6.14                                  6.04
          5.83                                  5.82
          5.96                                  5.91
          6.01                                  5.91
          5.90                                  5.84
          5.78                                  5.73
          5.67                                  5.62
          5.89                                  5.74
          5.79                                  5.65
          5.61                                  5.55
          5.46                                  5.27
          5.50                                  5.3
          5.31                                  5.27
          5.44                                  5.26
          5.79                                  5.45
          5.75                                  5.4
          5.76                                  5.35
          5.52                                  5.16
          5.37                                  5.07
          5.42                                  5.2
          4.87                                  5.04
          5.29                                  5.17
          5.47                                  5.36
          5.43                                  5.22
          5.42                                  5.14
          5.80                                  5.43

                                  [BAR CHART]

Insured Municipal Yields/U.S. Treasury Yields (Ratio)
84.46
83.95
83.09
83.1
82.85
81.77
82.6
83.47
82.9
84.38
86.99
87.6
86.99
88.79
87.84
88.53
89.92
89.66
92.04
90.72
95.45
99
97.87
98.81
99.02
98.23
91.4
91.47
91.87
90.91
91.78
90.98
94.88
96.69
97.89
95.39
92.13
95.22
98.37
99.83
99.16
98.34
98.98
99.13
99.12
97.45
97.58
98.93
96.52
96.36
99.25
96.69
94.13
93.91
92.88
93.48
94.41
95.94
103.49
97.73
97.99
96.13
94.83
93.62

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

The change in the slope of the yield curve was a major story in the fixed-income markets in 2001. After the Fed started lowering short-term rates aggressively in January 2001, the municipal yield curve between one- and 30-year maturities steepened from 125 to 350 basis points.

Morgan Stanley Municipal Income Opportunities Trust III
LETTER TO THE SHAREHOLDERS - MARCH 31, 2002 continued

During 2001, new-issue volume grew 43 percent to $286 billion. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. California, Florida, New York and Texas, the four states with the heaviest issuance, accounted for 33 percent of national volume. In the first quarter of 2002, underwriting activity averaged $20 billion a month.

Performance

For the 12-month period ended March 31, 2002, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust III (OIC) decreased from $9.48 to $9.32 per share. Based on this change plus a reinvestment of tax-free dividends totaling $0.57 per share and capital gains distributions of $0.054425, the Fund's total NAV return was 5.32 percent. OIC's value on the New York Stock Exchange (NYSE) decreased from $8.85 to $8.72 per share during the same period. Based on this change plus reinvestment of dividends and distributions, OIC's total market return was 5.56 percent. OIC's share price was trading at a 6.44 percent discount to its NAV on March 31, 2002.

Monthly dividends for the second quarter, declared in March, were unchanged at $0.0475 per share. The Fund's level of undistributed net investment income was approximately $0.12 per share on March 31, 2002, essentially unchanged from 12 months earlier.

Portfolio Structure

The Fund's net assets of $88 million were diversified among 12 long-term sectors and 62 separate credits. At the end of February, the portfolio's average maturity was 20 years. Average duration, a measure of sensitivity to interest-rate changes, was 7.4 years. Nonrated securities comprise more than half of OIC's assets. The Fund's credit exposure in the municipal high-yield category is managed with a preference for better than average quality within the nonrated category. The bonds of two issuers, totaling 1.2 percent of net assets, were currently not accruing interest. One issue representing 1.5 percent of net assets, was accruing income but may experience difficulty with future debt service payments. The accompanying charts provide current information on the portfolio's credit quality, sector concentrations and maturity distribution. Optional call provisions by year and their respective cost (book) yields are also charted.

Morgan Stanley Municipal Income Opportunities Trust III
LETTER TO THE SHAREHOLDERS - MARCH 31, 2002 continued

Looking Ahead

During the first three months of 2002, clear signs developed among an array of leading indicators that the economy was recovering. Nonrated issues have benefited historically from the credit spread tightening that occurs during periods of economic improvement.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

We appreciate your ongoing support of Morgan Stanley Municipal Income Opportunities Trust III and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Municipal Income Opportunities Trust III
LETTER TO THE SHAREHOLDERS - MARCH 31, 2002 continued

[LARGEST SECTORS BAR CHART]

LARGEST SECTORS AS OF MARCH 31, 2002
(% OF NET ASSETS)

IDR/PCR*                                                                          19%
HOSPITAL                                                                          15%
RETIREMENT & LIFE CARE FACILITIES                                                 15%
RECREATIONAL FACILITIES                                                           13%
MORTGAGE                                                                          11%
NURSING & HEALTH                                                                  10%
EDUCATION                                                                          7%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF MARCH 31, 2002
(% OF LONG-TERM PORTFOLIO)

Aaa OR AAA                          Aa OR AA             A OR A            Baa OR BBB           Ba OR BB               NR
----------                          --------             ------            ----------           --------               --
7%                                     2%                  4%                  27%                 3%                  57%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[DISTRIBUTION BY MATURITY BAR CHART]

DISTRIBUTION BY MATURITY
(% OF LONG-TERM PORTFOLIO)

WEIGHTED AVERAGE MATURITY: 20 YEARS

1-5 Years                                                                         3.1%
5-10 Years                                                                       16.4%
10-20 Years                                                                      21.9%
20-30 Years                                                                      55.4%
30+ Years                                                                         3.2%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Municipal Income Opportunities Trust III
LETTER TO THE SHAREHOLDERS - MARCH 31, 2002 continued


                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                 MARCH 31, 2002



                        [CALL YIELD STRUCTURE BAR CHART]

                   WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

YEAR BONDS CALLABLE                                                     PERCENT CALLABLE
2002                                                                        16.0%
2003                                                                         3.0%
2004                                                                         5.0%
2005                                                                         7.0%
2006                                                                         6.0%
2007                                                                         4.0%
2008                                                                        11.0%
2009                                                                        10.0%
2010                                                                        14.0%
2011                                                                        10.0%
2012+                                                                       14.0%




                         [COST (BOOK) YIELD BAR CHART]

                               COST (BOOK) YIELD*

                       WEIGHTED AVERAGE BOOK YIELD: 7.0%

2002                                                                        8.2%
2003                                                                        8.0%
2004                                                                        6.7%
2005                                                                        7.0%
2006                                                                        7.4%
2007                                                                        6.1%
2008                                                                        6.3%
2009                                                                        6.1%
2010                                                                        6.8%
2011                                                                        7.3%
2012+                                                                       6.8%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 8.2% ON 16% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Municipal Income Opportunities Trust III
RESULTS OF ANNUAL MEETING

                             *         *         *

On October 23, 2001, an annual meeting of the Fund's shareholders was held for the purpose of electing Trustees, the results of which were as follows:

(1) Election of Trustees:

Michael Bozic
For.........................................................  8,229,128
Withheld....................................................    152,286
Charles A. Fiumefreddo
For.........................................................  8,226,995
Withheld....................................................    154,419
James F. Higgins
For.........................................................  8,220,815
Withheld....................................................    160,599

The following Trustees were not standing for reelection at this meeting: Edwin
J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent, Philip J. Purcell and John L. Schroeder.

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (96.5%)
            Educational Facilities Revenue (6.6%)
 $ 1,000    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs.....................................................   7.50%   05/01/11   $ 1,077,650
   1,200    San Diego County, California, The Burnham Institute COPs...   6.25    09/01/29     1,232,580
   1,500    Upland, Indiana, Taylor University Ser 2002................   6.25    09/01/28     1,519,965
   2,000    New York City Industrial Development Agency, New York,
              Polytechnic University 2000..............................   6.125   11/01/30     2,030,220
 -------                                                                                     -----------
   5,700                                                                                       5,860,415
 -------                                                                                     -----------
            Hospital Revenue (15.1%)
   1,500    Hawaii Department of Budget & Finance, Wilcox Memorial
              Hospital Ser 1998........................................   5.50    07/01/28     1,355,610
   1,000    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002........................................   6.125   08/01/31       964,970
            Massachusetts Health & Educational Facilities Authority,
   1,000      Dana Farber Cancer Institute Ser G-1.....................   6.25    12/01/14     1,033,580
   1,000      Dana Farber Cancer Institute Ser G-1.....................   6.25    12/01/22     1,019,950
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001.....................................................   6.75    10/01/31       948,740
   1,285    Henderson, Nevada, Catholic Health Care West Ser 1998 A....   5.125   07/01/28     1,076,406
   1,000    New Hampshire Higher Educational & Health Facilities
              Authority, Littleton Hospital Association Ser 1998 A.....   6.00    05/01/28       772,430
   1,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994......................   7.25    07/01/27       988,430
   1,000    New York City Industrial Development Agency, New York,
              Staten Island University Hospital Ser B..................   6.375   07/01/31       981,930
   1,500    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B......................................   6.60    07/01/31     1,434,480
   1,245    Horizon Hospital System Authority, Pennsylvania, Ser
              1996.....................................................   6.35    05/15/16     1,252,906
   1,500    Knox County, Health Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002.....   6.50    04/15/31     1,464,570
 -------                                                                                     -----------
  14,030                                                                                      13,294,002
 -------                                                                                     -----------
            Industrial Development/Pollution Control Revenue (18.8%)
   1,000    Los Angeles Regional Airports Improvement Corporation,
              California, American Airlines Inc Terminal 4 Ser 2002 C
              (AMT)....................................................   7.50    12/01/24       968,780
   1,405    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser 1991
              (AMT)+...................................................  10.125   09/01/11     1,394,491
   1,000    Chicago, Illinois, United Airlines Inc. Refg Ser 2001 C....   6.30    05/01/16       612,540
   1,000    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)...........   6.00    06/01/27       883,010
   3,000    Perry County, Kentucky, TJ International Inc Ser 1994
              (AMT)....................................................   7.00    06/01/24     3,151,019
   1,375    Maryland Industrial Development Financing Authority,
              Medical Waste Associates LP 1989 Ser (AMT) (a)...........   8.75    11/15/10       907,500

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            New Jersey Economic Development Authority,
 $ 1,000      Continental Airlines, Inc. Ser 1999 (AMT)................   6.625%  09/15/12   $   940,730
   1,000      Kapkowski Road Landfill Ser 1998 A.......................   6.375   04/01/31     1,111,200
   1,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B........................................................   7.75    05/01/20     1,086,770
     995    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)....................................................   6.65    05/01/10     1,057,188
   1,000    Lexington County, South Carolina, Ellett Brothers Inc Refg
              Ser 1988.................................................   7.50    09/01/08       973,410
     500    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              2001 (AMT)...............................................   5.75    05/01/36       498,765
   3,000    Pittsylvania County Industrial Development Authority,
              Virginia, Multi-Trade LP Ser 1994 A (AMT)................   7.45    01/01/09     2,972,160
 -------                                                                                     -----------
  17,275                                                                                      16,557,563
 -------                                                                                     -----------
            Mortgage Revenue - Multi-Family (6.4%)
            Alexandria Redevelopment & Housing Authority, Virginia,
   1,760      Courthouse Commons Apts Ser 1990 A (AMT).................  10.00    01/01/21     1,762,728
   9,815      Courthouse Commons Apts Ser 1990 B (AMT).................   0.00    01/01/21     1,581,142
   2,305    Washington Housing Finance Commission, FNMA Collateralized
              Refg Ser 1990 A..........................................   7.50    07/01/23     2,323,025
 -------                                                                                     -----------
  13,880                                                                                       5,666,895
 -------                                                                                     -----------
            Mortgage Revenue - Single Family (4.3%)
   1,170    Colorado Housing Finance Authority, 1998 Ser B-2 (AMT).....   7.25    10/01/31     1,275,113
   2,420    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)....................................................   6.45    09/01/29     2,547,316
 -------                                                                                     -----------
   3,590                                                                                       3,822,429
 -------                                                                                     -----------
            Nursing & Health Related Facilities Revenue (10.1%)
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Ser 1999.....................   6.75    04/01/34     1,688,940
   1,000    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996................................   9.25    07/01/25     1,178,830
   1,400    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993.........   8.375   10/01/13     1,461,460
   2,295    Massachusetts Development Finance Agency, Kennedy-Donovan
              Center Inc 1990 Issue....................................   7.50    06/01/10     2,386,868
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999......................   6.20    06/01/29       862,290
   1,825    Hurricane, Utah, Mission Health Service Ser 1990...........  10.50    07/01/20     1,304,766
 -------                                                                                     -----------
   9,520                                                                                       8,883,154
 -------                                                                                     -----------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Recreational Facilities Revenue (13.3%)
 $ 1,000    West Jefferson Amusement & Public Park Authority, Alabama,
              Visionland Ser 1999 (a)..................................   6.375%  02/01/29   $   160,000
   1,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A..................................   6.25    01/01/30       977,350
   1,300    San Diego County, California, San Diego Natural History
              Museum COPs..............................................   5.60    02/01/18     1,294,761
   3,250    Metropolitan Football Stadium District, Colorado, Sales Tax
              Ser 1999 A (MBIA)........................................   0.00    01/01/10     2,242,565
     500    Mashantucket (Western) Pequot Tribe, Connecticut, 1996 Ser
              A (b)....................................................   6.40    09/01/11       519,945
   1,500    Mohegan Tribe of Indians of Connecticut, Ser 2001..........   6.25    01/01/31     1,506,345
   1,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A..................................   7.375   01/01/32     1,016,150
   3,000    Saint Louis Industrial Development Authority, Missouri,
              Kiel Center Refg Ser 1992 (AMT)..........................   7.75    12/01/13     3,068,340
   1,000    Austin Convention Enterprises Inc, Texas, Convention Center
              Ser 2000 A...............................................   6.70    01/01/32     1,003,800
 -------                                                                                     -----------
  13,550                                                                                      11,789,256
 -------                                                                                     -----------
            Retirement & Life Care Facilities Revenue (14.5%)
   2,000    St Johns Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A......................................   8.00    01/01/30     1,988,580
   1,425    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A...................................   5.625   07/01/15     1,302,151
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc 2001 Ser A.......................   7.25    11/15/31       960,000
   1,000      Franciscan Oaks Ser 1997.................................   5.70    10/01/17       875,600
   1,000      Franciscan Oaks Ser 1997.................................   5.75    10/01/23       840,670
     500      The Presbyterian Home at Montgomery Ser 2001 A...........   6.375   11/01/31       490,635
   1,000    Glen Cove Housing Authority, New York, Mayfair at Glen Cove
              Ser 1996 (AMT)...........................................   8.25    10/01/26     1,069,210
   1,000    Lorain County, Ohio, Laurel Lakes Ser 1993.................   7.30    12/15/14     1,004,660
   2,957    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998.....................   6.50    01/01/28     2,822,247
   1,750    Wisconsin Health & Educational Facilities Authority,
              Oakwood Ser 1998.........................................   5.90    08/15/28     1,426,600
 -------                                                                                     -----------
  13,632                                                                                      12,780,353
 -------                                                                                     -----------
            Special Tax Revenue (1.1%)
            Elk Valley Public Improvement Corporation, Colorado,
     500      Ser 2001 A...............................................   7.30    09/01/22       483,015
     500      Ser 2001 A...............................................   7.35    09/01/31       480,810
 -------                                                                                     -----------
   1,000                                                                                         963,825
 -------                                                                                     -----------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (2.3%)
 $ 1,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac).......................................   5.85%   10/01/13   $ 1,071,050
   1,000    Nevada Department of Business and Industry, Las Vegas
              Monorail 2nd Tier Ser 2000...............................   7.375   01/01/40       956,050
 -------                                                                                     -----------
   2,000                                                                                       2,027,100
 -------                                                                                     -----------
            Water & Sewer Revenue (1.2%)
   1,000    Northern Palm Beach County Improvement District, Florida,
 -------      Water Control & Improvement #9A Ser 1996 A...............   7.30    08/01/27     1,057,320
                                                                                             -----------
            Other Revenue (1.1%)
   1,000    Capistrano Unified School District, California, Community
 -------      Facilities District #98-2 Ladera Ser 1999 Special Tax....   5.75    09/01/29       962,620
                                                                                             -----------
            Refunded (1.7%)
   1,445    Cleveland - Cuyahoga County Port Authority, Ohio, C&P Docks
 -------      Ser 1997-1 (AMT) (ETM)...................................   6.00    03/01/07     1,526,498
                                                                                             -----------
  97,622    Total Tax-Exempt Municipal Bonds (Cost $86,943,538)...........................    85,191,430
 -------                                                                                     -----------
            Short-Term Tax-Exempt Municipal Obligations (1.4%)
     500    Missouri Health & Educational Facilities Authority,
              Washington University Ser 1996 D (Demand 04/01/02).......   1.40*   03/01/40       500,000
     300    Geisinger Authority, Pennsylvania, Geisinger Health Ser
              2000 (Demand 04/01/02)...................................   1.45*   08/01/28       300,000
     310    South Fork Municipal Authority, Pennsylvania, Conemaugh
              Health Ser A 1998 (MBIA) (Demand 04/01/02)...............   1.46*   07/01/28       310,000
     160    Lexington County, South Carolina, Ellett Brothers Inc Refg
              Ser 1988.................................................   7.50    09/01/02       159,638
 -------                                                                                     -----------
   1,270    Total Short-Term Tax-Exempt Municipal Obligations (Cost $1,270,140)...........     1,269,638
 -------                                                                                     -----------

 $98,892    Total Investments (Cost $88,213,678) (c)....................    97.9%     86,461,068
 =======
            Other Assets in Excess of Liabilities.......................     2.1       1,809,721
                                                                           -----     -----------
            Net Assets..................................................   100.0%    $88,270,789
                                                                           =====     ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 continued

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    +       Joint exemption in locations shown.
    *       Current coupon of variable rate security.
   (a)      Non-income producing security; bond in default.
   (b)      Resale is restricted to qualified institutional investors.
   (c)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $1,962,801 and
            the aggregate gross unrealized depreciation is $3,715,411, resulting in net unrealized depreciation of $1,752,610.

Bond Insurance:
------------------------------------------------------------------------
  Ambac     Ambac Indemnity Corporation.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.................     0.2%
California..............     7.4
Colorado................     5.1
Connecticut.............     2.3
District of Columbia....     1.6
Florida.................     6.6
Hawaii..................     1.5
Illinois................     3.6
Indiana.................     2.8
Iowa....................     2.3
Kansas..................     1.1
Kentucky................     3.6
Louisiana...............     1.7
Maryland................     1.0
Massachusetts...........     6.5
Missouri................     5.1
Nevada..................     2.3
New Hampshire...........     0.9
New Jersey..............     7.0
New York................     5.6
Ohio....................     2.9
Oklahoma................     1.6
Pennsylvania............     4.5
South Carolina..........     1.3
Tennessee...............     1.7
Texas...................     1.7
Utah....................     1.5
Virginia................    11.9
Washington..............     2.6
Wisconsin...............     1.6
Joint Exemption*........    (1.6)
                            ----
Total...................    97.9%
                            ====

---------------------
* Joint exemptions have been included in each geographic location.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2002

Assets:
Investments in securities, at value
  (cost $88,213,678)........................................  $86,461,068
Cash........................................................       34,954
Receivable for:
    Interest................................................    1,603,702
    Investments sold........................................      360,000
Prepaid expenses............................................       11,179
                                                              -----------
    Total Assets............................................   88,470,903
                                                              -----------
Liabilities:
Payable for:
    Investment advisory fee.................................       45,047
    Administration fee......................................       27,028
    Shares of beneficial interest repurchased...............       20,288
Accrued expenses............................................      107,751
                                                              -----------
    Total Liabilities.......................................      200,114
                                                              -----------
    Net Assets..............................................  $88,270,789
                                                              ===========
Composition of Net Assets:
Paid-in-capital.............................................  $89,628,801
Net unrealized depreciation.................................   (1,752,610)
Accumulated undistributed net investment income.............    1,235,781
Accumulated net realized loss...............................     (841,183)
                                                              -----------
    Net Assets..............................................  $88,270,789
                                                              ===========
Net Asset Value Per Share,
  9,467,173 shares outstanding
  (unlimited shares authorized of $.01 par value)...........        $9.32
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III

FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended March 31, 2002

Net Investment Income:

Interest Income.............................................  $ 6,341,902
                                                              -----------
Expenses
Investment advisory fee.....................................      453,318
Administration fee..........................................      271,990
Transfer agent fees and expenses............................       51,714
Professional fees...........................................       45,673
Shareholder reports and notices.............................       21,758
Registration fees...........................................       20,311
Trustees' fees and expenses.................................       14,017
Custodian fees..............................................        7,080
Other.......................................................        7,536
                                                              -----------
    Total Expenses..........................................      893,397
Less: expense offset........................................       (7,065)
                                                              -----------
    Net Expenses............................................      886,332
                                                              -----------
    Net Investment Income...................................    5,455,570
                                                              -----------
Net Realized and Unrealized Loss:
Net realized loss...........................................     (619,418)
Net change in unrealized depreciation.......................     (475,574)
                                                              -----------
    Net Loss................................................   (1,094,992)
                                                              -----------
Net Increase................................................  $ 4,360,578
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE YEAR     FOR THE YEAR
                                                                 ENDED            ENDED
                                                              MARCH 31, 2002   MARCH 31, 2001
                                                               -----------      -----------

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................   $ 5,455,570      $ 5,554,608
Net realized gain (loss)....................................      (619,418)         572,067
Net change in unrealized depreciation.......................      (475,574)         466,710
                                                               -----------      -----------
    Net Increase............................................     4,360,578        6,593,385
                                                               -----------      -----------
Dividends and Distributions to Shareholders from:
Net investment income.......................................    (5,438,980)      (5,416,924)
Net realized gain*..........................................      (517,592)         (76,045)
                                                               -----------      -----------
    Total Dividends and Distributions.......................    (5,956,572)      (5,492,969)
                                                               -----------      -----------

Decrease from transactions in shares of beneficial
  interest..................................................    (1,557,379)      (2,348,349)
                                                               -----------      -----------

    Net Decrease............................................    (3,153,373)      (1,247,933)
Net Assets:
Beginning of period.........................................    91,424,162       92,672,095
                                                               -----------      -----------
End of Period
(Including accumulated undistributed net investment income
of $1,235,781 and $1,192,311, respectively).................   $88,270,789      $91,424,162
                                                               ===========      ===========

---------------------
   * Includes short-term gains of:                             $    61,233          --
                                                               ===========      ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust III (the "Fund"), formerly Morgan Stanley Dean Witter Municipal Income Opportunities Trust III, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on February 20, 1990 and commenced operations on April 30, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 continued

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2002 aggregated $15,856,331 and $15,804,243, respectively.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At March 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $13,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 continued

compensation during the last five years of service. Aggregate pension costs for the year ended March 31, 2002, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,409. At March 31, 2002, the Fund had an accrued pension liability of $54,630 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                          PAR VALUE     PAID IN
                                                                             OF        EXCESS OF
                                                               SHARES      SHARES      PAR VALUE
                                                              ---------   ---------   -----------
Balance, March 31, 2000.....................................  9,925,606    $99,256    $93,435,273
Treasury shares purchased and retired (weighted average
  discount 11.83%)*.........................................   (284,633)    (2,846)    (2,345,503)
                                                              ---------    -------    -----------
Balance, March 31, 2001.....................................  9,640,973     96,410     91,089,770
Treasury shares purchased and retired (weighted average
  discount 5.55%)*..........................................   (173,800)    (1,738)    (1,555,641)
                                                              ---------    -------    -----------
Balance, March 31, 2002.....................................  9,467,173    $94,672    $89,534,129
                                                              =========    =======    ===========

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

On March 26, 2002, the Fund declared the following dividends from net investment income:

 AMOUNT       RECORD         PAYABLE
PER SHARE      DATE           DATE
---------  -------------  -------------

 $0.0475   April 5, 2002  April 19, 2002
 $0.0475    May 3, 2002   May 17, 2002
 $0.0475   June 7, 2002   June 21, 2002

6. Federal Income Tax Status

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $841,000 during fiscal 2002.

As of March 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences primarily attributable to tax adjustments on securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $917.

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 continued

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At March 31, 2002, the Fund did not hold positions in residual interest bonds.

9. Change In Accounting Policy

Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $27,797 increase in the cost of securities and a corresponding increase to accumulated undistributed net investment income based on securities held as of March 31, 2001.

The effect of this change for the year ended March 31, 2002 was to increase net investment income by $27,557; increase unrealized depreciation by $26,644; and increase net realized loss by $913. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Municipal Income Opportunities Trust III

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                         FOR THE YEAR ENDED MARCH 31
                                                              -------------------------------------------------
                                                               2002      2001      2000       1999       1998
                                                              -------   -------   -------   --------   --------

Selected Per Share Data:
Net asset value, beginning of period........................   $ 9.48    $ 9.34    $ 9.99     $10.02     $ 9.69
                                                               ------    ------    ------     ------     ------
Income (loss) from investment operations:
    Net investment income*..................................     0.57      0.57      0.57       0.58       0.61
    Net realized and unrealized gain (loss).................    (0.12)     0.11     (0.75)     (0.02)      0.40
                                                               ------    ------    ------     ------     ------
Total income (loss) from investment operations..............     0.45      0.68     (0.18)      0.56       1.01
                                                               ------    ------    ------     ------     ------
Less dividends and distributions from:
    Net investment income...................................    (0.57)    (0.56)    (0.54)     (0.59)     (0.68)
    Net realized gain.......................................    (0.05)    (0.01)    (0.01)     --         --
                                                               ------    ------    ------     ------     ------
Total dividends and distributions...........................    (0.62)    (0.57)    (0.55)     (0.59)     (0.68)
                                                               ------    ------    ------     ------     ------
Anti-dilutive effect of acquiring treasury shares...........     0.01      0.03      0.08      --         --
                                                               ------    ------    ------     ------     ------
Net asset value, end of period..............................   $ 9.32    $ 9.48    $ 9.34     $ 9.99     $10.02
                                                               ======    ======    ======     ======     ======
Market value, end of period.................................   $ 8.72    $ 8.85    $7.688     $9.313     $9.875
                                                               ======    ======    ======     ======     ======
Total Return+...............................................     5.56%    23.09%   (11.87)%     0.11%      5.41%
Ratios to Average Net Assets:
Expenses....................................................     0.99%(1)  0.97%(1)  0.99%(1)   1.02%(1)   1.01%(1)
Net investment income.......................................     6.02%(2)  6.05%     5.89%      5.83%      6.14%
Supplemental Data:
Net assets, end of period, in thousands.....................  $88,271   $91,424   $92,672   $105,068   $105,909
Portfolio turnover rate.....................................       18%       14%       20%        20%        11%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.
    (2) Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
         Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets by 0.03%. The
         Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of

Morgan Stanley Municipal Income Opportunities Trust III:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Income Opportunities Trust III (the "Fund"), formerly Morgan Stanley Dean Witter Municipal Income Opportunities Trust III, including the portfolio of investments, as of March 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Income Opportunities Trust III as of March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
May 9, 2002
      --------------------------------------------------------------------

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

         During the year ended March 31, 2002, the Fund paid to shareholders $0.570 per share from tax-exempt income.

         For the year ended March 31, 2002, the Fund paid to shareholders $0.048 per share from long-term capital gains.

Morgan Stanley Municipal Income Opportunities Trust III

TRUSTEE AND OFFICER INFORMATION
Independent Trustees:

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Michael Bozic (61)                     Trustee      Trustee since   Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        April 1994      Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly Vice Chairman
1675 Broadway                                                       of Kmart Corporation (December
New York, NY                                                        1998- October 2000), Chairman and
                                                                    Chief Executive Officer of Levitz
                                                                    Furniture Corporation (November
                                                                    1995-November 1998) and President
                                                                    and Chief Executive Officer of
                                                                    Hills Department Stores (May
                                                                    1991-July 1995); formerly variously
                                                                    Chairman, Chief Executive Officer,
                                                                    President and Chief Operating
                                                                    Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (69)                     Trustee      Trustee since   Director or Trustee of the Morgan        129
c/o Summit Ventures LLC                             January 1993    Stanley Funds and the TCW/DW Term
1 Utah Center                                                       Trusts; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (68)                   Trustee      Trustee since   Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        September 1997  Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly associated
1675 Broadway                                                       with the Allstate Companies
New York, NY                                                        (1966-1994), most recently as
                                                                    Chairman of The Allstate
                                                                    Corporation (March 1993-December
                                                                    1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-
                                                                    owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Michael Bozic (61)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.

Wayne E. Hedien (68)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley Municipal Income Opportunities Trust III

TRUSTEE AND OFFICER INFORMATION continued

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Dr. Manuel H. Johnson (53)             Trustee      Trustee since   Chairman of the Audit Committee and      129
c/o Johnson Smick International, Inc.               July 1991       Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and the TCW/DW Term
Washington, D.C.                                                    Trusts; Senior Partner, Johnson
                                                                    Smick International, Inc., a
                                                                    consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven
                                                                    Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors
                                                                    of the Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (65)                 Trustee      Trustee since   Chairman of the Insurance Committee      207
c/o Triumph Capital, L.P.                           July 1991       and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and the TCW/DW
New York, NY                                                        Term Trusts; director/trustee of
                                                                    various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).

John L. Schroeder (71)                 Trustee      Trustee since   Retired; Chairman of the                 129
c/o Mayer, Brown, Rowe & Maw                        April 1994      Derivatives Committee and Director
Counsel to the Independent Trustees                                 or Trustee of the Morgan Stanley
1675 Broadway                                                       Funds and the TCW/DW Term Trusts;
New York, NY                                                        formerly Executive Vice President
                                                                    and Chief Investment Officer of the
                                                                    Home Insurance Company (August
                                                                    1991-September 1995).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (53)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).

Michael E. Nugent (65)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

John L. Schroeder (71)                 Director of Citizens Communications
c/o Mayer, Brown, Rowe & Maw           Company (telecommunications
Counsel to the Independent Trustees    company).
1675 Broadway
New York, NY

Morgan Stanley Municipal Income Opportunities Trust III

TRUSTEE AND OFFICER INFORMATION continued
Interested Trustees:

                                                                                                                    Number of
                                                                                                                    Portfolios
                                                                                                                    in Fund
                                     Position(s)       Term of Office                                               Complex
   Name, Age and Address of           Held with        and Length of                                                Overseen by
      Interested Trustee             Registrant         Time Served*   Principal Occupation(s) During Past 5 Years  Trustee**
------------------------------  ---------------------  --------------  -------------------------------------------  -----------
Charles A. Fiumefreddo (68)     Chairman, Director or  Trustee since   Chairman, Director or Trustee and Chief          129
c/o Morgan Stanley Trust        Trustee and Chief      July 1991       Executive Officer of the Morgan Stanley
Harborside Financial Center,    Executive Officer                      Funds and the TCW/DW Term Trusts; formerly
Plaza Two,                                                             Chairman, Chief Executive Officer and
Jersey City, NJ                                                        Director of the Investment Manager, the
                                                                       Distributor and Morgan Stanley Services,
                                                                       Executive Vice President and Director of
                                                                       Morgan Stanley DW, Chairman and Director of
                                                                       the Transfer Agent, and Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries (until June 1998).

James F. Higgins (54)           Trustee                Trustee since   Senior Advisor of Morgan Stanley (since          129
c/o Morgan Stanley Trust                               June 2000       August 2000); Director of the Distributor
Harborside Financial Center,                                           and Dean Witter Realty Inc.; Director or
Plaza Two,                                                             Trustee of the Morgan Stanley Funds and the
Jersey City, NJ                                                        TCW/DW Term Trusts (since June 2000);
                                                                       previously President and Chief Operating
                                                                       Officer of the Private Client Group of
                                                                       Morgan Stanley (May 1999-August 2000),
                                                                       President and Chief Operating Officer of
                                                                       Individual Securities of Morgan Stanley
                                                                       (February 1997-May 1999).

Philip J. Purcell (58)          Trustee                Trustee since   Director or Trustee of the Morgan Stanley        129
1585 Broadway                                          April 1994      Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.


   Name, Age and Address of       Other Directorships Held by
      Interested Trustee                    Trustee
------------------------------  --------------------------------
Charles A. Fiumefreddo (68)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Municipal Income Opportunities Trust III

TRUSTEE AND OFFICER INFORMATION continued
Officers:

                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (48)            President        President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                        since May 1999  Investment Management (since December 1998); President,
New York, NY                                                       Director (since April 1997) and Chief Executive Officer
                                                                   (since June 1998) of the Investment Manager and Morgan
                                                                   Stanley Services; Chairman, Chief Executive Officer and
                                                                   Director of the Distributor (since June 1998); Chairman and
                                                                   Chief Executive Officer (since June 1998) and Director
                                                                   (since January 1998) of the Transfer Agent; Director of
                                                                   various Morgan Stanley subsidiaries; President of the Morgan
                                                                   Stanley Funds and TCW/DW Term Trusts (since May 1999);
                                                                   Trustee of various Van Kampen investment companies (since
                                                                   December 1999); previously Chief Strategic Officer of the
                                                                   Investment Manager and Morgan Stanley Services and Executive
                                                                   Vice President of the Distributor (April 1997-June 1998),
                                                                   Vice President of the Morgan Stanley Funds (May 1997-April
                                                                   1999), and Executive Vice President of Morgan Stanley.

Barry Fink (47)                   Vice President,  Vice            General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       Secretary and    President,      (since December 2000) of Morgan Stanley Investment
New York, NY                      General Counsel  Secretary and   Management; Managing Director (since December 2000), and
                                                   General         Secretary and General Counsel (since February 1997) and
                                                   Counsel since   Director (since July 1998) of the Investment Manager and
                                                   February 1997   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             Treasurer        Treasurer       First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           since April     Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                       1989            Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Wayne Godlin (41)                 Vice President   Since October   Executive Director and Portfolio Manager of the Investment
1 Parkview Plaza                                   2001            Advisor and/or its investment management affiliates for over
Oakbrook Terrace, IL                                               5 years.

Julie Morrone (39)                Vice President   Since July      Vice President and Portfolio Manager of the Investment
1221 Avenue of the Americas                        1999            Advisor for over 5 years.
New York, NY

James F. Willison (58)            Vice President   Since February  Managing Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                        1993            Advisor and/or its investment management affiliates for over
New York, NY                                                       5 years.

---------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Wayne Godlin
Vice President

Julie C. Morrone
Vice President

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

38513

MORGAN STANLEY
Municipal Income
Opportunities Trust III

Annual Report
March 31, 2002